Investments - Narrative (Details) ¥ in Thousands				2 Months Ended	3 Months Ended		12 Months Ended
	May 13, 2020 USD ($)	Sep. 28, 2011 USD ($)	Sep. 28, 2011 CNY (¥)	Apr. 04, 2021 USD ($) investment_round shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of rounds of investments | investment_round				2
Transfer from Foreign Currency Translation to Equity Security Investment							$ 928,000
Impairment on equity method investments					$ 0		0	$ 0
Dividends from equity investments					0	$ 0	0	0
LanzaJet
Schedule of Equity Method Investments [Line Items]
Contribution of intellectual property	$ 15,000,000
Ownership percentage	37.50%			25.00%
Revenue from Contract with Customer, Excluding Assessed Tax					553,000	540,000	2,160,000	2,025,000
Deferred revenue					7,390,000		$ 8,062,000	10,746,000
Profit amortization period							15 years
Gain on dilution				$ 503,000
Contingent right to receive additional interest | shares				45,000,000
Equity method investments cost				$ 0
Carrying value less than proportionate share of book value					3,800,000		$ 3,700,000	3,100,000
LanzaJet | Intra-entity
Schedule of Equity Method Investments [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax					$ 118,000	$ 132,000		$ 527,000	$ 662,000
SGLT
Schedule of Equity Method Investments [Line Items]
Ownership percentage		30.00%	30.00%				9.31%	10.01%
Gain on dilution							$ 3,368,000	$ 3,048,000
Equity securities loss							$ 76,000
SGLT | Intellectual Property
Schedule of Equity Method Investments [Line Items]
Contribution of intellectual property		$ 4,000,000	¥ 25,800